Fair value	12 Months Ended
Mar. 31, 2016
Fair Value
Fair Value

19. Fair Value:

Under Statement of ASC 820, “Fair Value Measurements and Disclosures”, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect NIDEC’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available in the circumstances. The hierarchy is broken down into three levels.

Level 1 inputs are quoted prices in active markets for identical assets or liabilities.

Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs (other than quoted prices) that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 inputs are unobservable inputs for the asset or liability.

Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Assets and liabilities that are measured at Fair Value on a Recurring Basis:

The following tables provide information by level for assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis.

	Yen in millions
	Fair Value at	Fair Value Measurements Using Inputs Considered as
	March 31, 2015	Level 1	Level 2	Level 3
Assets:
Marketable securities	¥19,383	¥19,053	330	—
Derivatives	55	47	8	—

Total assets:	¥19,438	¥19,100	¥338	—

Liabilities:
Derivatives	¥2,062	¥324	¥1,738	—

	Yen in millions
	Fair Value at	Fair Value Measurements Using Inputs Considered as
	March 31, 2016	Level 1	Level 2	Level 3
Assets:
Marketable securities	¥13,508	¥13,227	¥281	—
Derivatives	103	48	55	—

Total assets:	¥13,611	¥13,275	¥336	—

Liabilities:
Derivatives	¥1,410	¥254	¥1,156	—

Level 1 securities and derivatives including commodity futures are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Level 2 securities are valued using non-active market prices for identical assets.

Level 2 derivatives including foreign exchange contracts are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates, and interest rates.

Fair value of financial instruments:

The carrying amount and estimated fair values of NIDEC’s financial instruments, excluding those disclosed elsewhere, are summarized as follows:

	Yen in millions		Yen in millions
	March 31, 2015		March 31, 2016
	Carrying amount	Estimated fair value	Carrying amount	Estimated Fair value
Asset (Liability):
Cash and cash equivalents	¥269,902	¥269,902	¥305,942	¥305,942
Short-term investments	2	2	1,947	1,947
Long-term investments	160	160	38	38
Short-term loan receivable	171	171	49	49
Long-term loan receivable	42	41	134	135
Short-term borrowings	(52,401)	(52,401)	(81,092)	(81,092)
Long-term debt including the current portion and excluding capital lease obligation and bonds	(55,161)	(55,099)	(60,941)	(61,066)
Bonds including the current portion	¥(171,455)	¥(183,687)	¥(150,000)	¥(151,541)

The following are explanatory notes relating to the financial instruments.

Cash and cash equivalents, short-term investments, short-term loans receivable and short-term borrowings: In the normal course of business, substantially all cash and cash equivalents, short-term investments (time deposits), short-term loans receivable and short-term borrowings are highly liquid and are carried at amounts that approximate fair value.

Long-term investments: NIDEC’s long-term investments are time deposits which are due over one year from the year ended March 31, 2016 to original maturity and are classified as Level 2 instruments. The fair value of long-term investments was estimated by discounting expected future cash flows.

Long-term loan receivable: NIDEC’s long-term loan receivable instruments are classified as Level 2 instruments. The fair value of long-term loans was estimated by discounting expected future cash flows.

Long-term debt: NIDEC’s long-term debt instruments are classified as Level 2 instruments. The fair value of long-term bank loans (including the current portion and excluding the capital lease obligation and bonds) was estimated based on the discounted amounts of future cash flows using NIDEC’s current incremental borrowing rates for similar liabilities.

Bonds: NIDEC’s bonds instruments are classified as Level 2 instruments. The fair value of bonds issued by NIDEC was estimated based on the quoted market price for NIDEC bond instruments in markets that are not active.

The carrying amounts of “Trade notes and accounts receivable” and “Trade notes and accounts payable” approximate fair value because of the short maturity of these instruments. The table described above excludes these financial instruments.